Supplemental Condensed Consolidating Financial Information SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION, Comprehensive Income (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Condensed Financial Statements, Captions [Line Items]
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 194,465	$ 194,216	$ 179,859	$ 174,959	$ (28,216)	$ 160,838	$ 150,880	$ 95,693	$ 743,499	$ 379,195	$ 663,108
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, Net of Tax									(30,300)	41,362	(58,307)
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, Net of Tax									6,977	54,709	(41,723)
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Net of Tax									0	(955)	98
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax									16,693	(15,416)	23,672
Other Comprehensive Income (Loss), Portion Attributable to Equity Method Investments, Net of Tax									(1,505)	(1,632)	0
Other Comprehensive Income (Loss), Net of Tax									(55,475)	(518)	(40,158)
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest									688,024	378,677	622,950
Comprehensive Income (Loss), Net of Tax, Attributable to Noncontrolling Interest									363,093	124,589	326,598
Comprehensive Income (Loss), Net of Tax, Attributable to Parent									324,931	254,088	296,352
Consolidation, Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest									(3,127,500)	(1,695,900)	(2,655,600)
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, Net of Tax									192,800	(187,700)	(200)
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, Net of Tax									61,400	229,200	(87,400)
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Net of Tax										0	0
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax									0	0	0
Other Comprehensive Income (Loss), Portion Attributable to Equity Method Investments, Net of Tax									5,400	5,700
Other Comprehensive Income (Loss), Net of Tax									259,600	47,200	(87,600)
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest									(2,867,900)	(1,648,700)	(2,743,200)
Comprehensive Income (Loss), Net of Tax, Attributable to Noncontrolling Interest									0	0	0
Comprehensive Income (Loss), Net of Tax, Attributable to Parent									(2,867,900)	(1,648,700)	(2,743,200)
Parent Company [Member] | Reportable Legal Entities [Member]
Condensed Financial Statements, Captions [Line Items]
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest									738,000	370,800	662,100
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, Net of Tax									0	0	0
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, Net of Tax									2,100	2,100	6,800
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Net of Tax										0	0
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax									(16,700)	15,400	(23,700)
Other Comprehensive Income (Loss), Portion Attributable to Equity Method Investments, Net of Tax									0	0
Other Comprehensive Income (Loss), Net of Tax									(14,600)	17,500	(16,900)
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest									723,400	388,300	645,200
Comprehensive Income (Loss), Net of Tax, Attributable to Noncontrolling Interest									357,600	116,200	325,600
Comprehensive Income (Loss), Net of Tax, Attributable to Parent									365,800	272,100	319,600
Issuer and Guarantor Subsidiary [Member] | Reportable Legal Entities [Member]
Condensed Financial Statements, Captions [Line Items]
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest									1,066,800	589,500	910,300
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, Net of Tax									(35,800)	47,500	(64,600)
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, Net of Tax									(10,700)	(67,000)	31,600
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Net of Tax										0	0
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax									0	0	0
Other Comprehensive Income (Loss), Portion Attributable to Equity Method Investments, Net of Tax									(1,800)	(1,900)
Other Comprehensive Income (Loss), Net of Tax									(48,300)	(21,400)	(33,000)
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest									1,018,500	568,100	877,300
Comprehensive Income (Loss), Net of Tax, Attributable to Noncontrolling Interest									0	0	0
Comprehensive Income (Loss), Net of Tax, Attributable to Parent									1,018,500	568,100	877,300
Guarantor Subsidiaries [Member] | Reportable Legal Entities [Member]
Condensed Financial Statements, Captions [Line Items]
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest									1,066,800	589,500	910,300
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, Net of Tax									(78,500)	70,100	32,400
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, Net of Tax									(26,400)	(81,100)	21,100
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Net of Tax										0	0
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax									0	0	0
Other Comprehensive Income (Loss), Portion Attributable to Equity Method Investments, Net of Tax									(1,800)	(1,900)
Other Comprehensive Income (Loss), Net of Tax									(106,700)	(12,900)	53,500
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest									960,100	576,600	963,800
Comprehensive Income (Loss), Net of Tax, Attributable to Noncontrolling Interest									0	0	0
Comprehensive Income (Loss), Net of Tax, Attributable to Parent									960,100	576,600	963,800
Non-Guarantor Subsidiaries [Member] | Reportable Legal Entities [Member]
Condensed Financial Statements, Captions [Line Items]
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest									999,400	525,300	836,000
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, Net of Tax									(108,800)	111,500	(25,900)
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, Net of Tax									(33,400)	(137,900)	69,600
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Net of Tax										(1,000)	100
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax									0	0	0
Other Comprehensive Income (Loss), Portion Attributable to Equity Method Investments, Net of Tax									(3,300)	(3,500)
Other Comprehensive Income (Loss), Net of Tax									(145,500)	(30,900)	43,800
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest									853,900	494,400	879,800
Comprehensive Income (Loss), Net of Tax, Attributable to Noncontrolling Interest									5,500	8,400	1,000
Comprehensive Income (Loss), Net of Tax, Attributable to Parent									848,400	486,000	878,800
Total [Member] | Reportable Legal Entities [Member]
Condensed Financial Statements, Captions [Line Items]
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest									743,500	379,200	663,100
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, Net of Tax									(30,300)	41,400	(58,300)
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, Net of Tax									(7,000)	(54,700)	41,700
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Net of Tax										(1,000)	100
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax									(16,700)	15,400	(23,700)
Other Comprehensive Income (Loss), Portion Attributable to Equity Method Investments, Net of Tax									(1,500)	(1,600)
Other Comprehensive Income (Loss), Net of Tax									(55,500)	(500)	(40,200)
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest									688,000	378,700	622,900
Comprehensive Income (Loss), Net of Tax, Attributable to Noncontrolling Interest									363,100	124,600	326,600
Comprehensive Income (Loss), Net of Tax, Attributable to Parent									$ 324,900	$ 254,100	$ 296,300